SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

15.     SUBSEQUENT EVENTS

The Company has evaluated all events and transactions that occurred after the balance sheet date through the date of this filing. During this period, the Company did not have any material subsequent events that impacted its financial statements or disclosures.

20. SUBSEQUENT EVENTS

The Company has evaluated all events or transactions that occurred after December 31, 2016. In the judgment of management, there were no material events that impacted the consolidated financial statements or disclosures.